Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with related parties (Tables) [Abstract]
The main transactions with related parties

The main transactions with related parties are presented as follows:

	R$ thousand
	Controllers (1)		Associates and Jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31
	2017	2016	2017	2016	2017	2016	2017	2016
Assets
Loans and advances to banks	-	-	724,369	1,033,479	-	-	724,369	1,033,479
Other assets	-	-	3,572	6,128	-	-	3,572	6,128
Liabilities
Deposits from customers	931,141	1,374,940	103,734	62,928	87,213	86,594	1,122,088	1,524,462
Funds from issuance of securities	6,632,932	5,755,615	244,082	398,549	1,405,203	823,527	8,282,217	6,977,691
Social and statutory	2,275,419	1,770,149	-	-	-	-	2,275,419	1,770,149
Other liabilities	-	-	8,827,877	13,704	-	-	8,827,877	13,704

Main transactions with related parties
	R$ thousand
	Controllers (1)			Associates and Jointly controlled companies (2)			Key Management Personnel (3)			Total
	Years ended December 31
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Revenues and expenses
Net interest income	(887,059)	(1,129,931)	(78,813)	40,671	(41,814)	(426)	(84,818)	(108,333)	(88,344)	(931,206)	(1,280,078)	(167,583)
Other revenues	-	-	-	441,381	360,286	337,070	-	-	-	441,381	360,286	337,070
Other expenses	(2,652)	(2,391)	(2,160)	(289,100)	(224,444)	(246,504)	-	-	-	(291,752)	(226,835)	(248,664)

(1) Cidade de Deus Cia. Cial. de Participações, Fundação Bradesco, NCF Participações S.A., Titanium Holdings S.A., BBD Participações S.A. and Nova Cidade de Deus Participações S.A.;

(2) Companies listed in Note 2; and

(3) Members of the Board of Directors and the Board of Executive Officers.

Short-term benefits for management	Short-term benefits for management
	R$ thousand
	Years ended December 31
	2017	2016	2015
Salaries	456,262	441,592	309,864
Total	456,262	441,592	309,864

Post-employment benefits	Post-employment benefits
	R$ thousand
	Years ended December 31
	2017	2016	2015
Defined contribution supplementary pension plans	473,663	251,250	311,670
Total	473,663	251,250	311,670

Together directly, members of the Board of Directors and Board of the Executive Officers had the following shareholding

Together directly, members of the Board of Directors and Board of the Executive Officers had the following shareholding in Bradesco:

	On December 31
	2017	2016
Common shares	0.5%	0.7%
Preferred shares	1.0%	1.1%
Total shares (1)	0.8%	0.9%

(1)  In December 31, 2017, direct and indirect shareholding of the members of Board of Directors and Board of Executive Officers in Bradesco totaled 2.3% of common shares, 1.1% of preferred shares and 1.7% of all shares (2016 - 2.8% of common shares, 1.2% of preferred shares and 2.0% of all shares).